DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains (Losses) Reclassified from Accumulated Other Comprehensive Loss
	Six Months Ended June 30,
	2023	2024
	(Unaudited)

Cost of revenues	$328	$(44)
Research and development	3,588	(494)
Sales and marketing	598	(83)
General and administrative	938	(131)

Total gains (losses), before tax benefit (taxes on income)	5,452	(752)
Tax benefit (taxes on income)	(654)	90

Total gains (losses), net of tax benefit (taxes on income)	$4,798	$(662)